Deferred Revenue (Details) - Unaudited Interim [Member]	9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CAD	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Deferred Revenue (Textual)
Licensing fee	$ 44,035	CAD 55,000
Recognition of deferred revenue	6,554		$ 7,594
Deferred revenue	$ 21,294			$ 31,607
Amortization of deferred revenue period	2 years 6 months	2 years 6 months